Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
From January 1, 2024 until the financial statements were issued, the Company granted 740,752 options and 482,384 RSUs to employees and consultants, and 29,320 options were exercised.
Subsequent Events
From October 1, 2024 until the financial statements were issued, the Company granted 34,695 options to employees and 8,858 options were exercised.
2024 private placement
On November 5, 2024, the Company closed a private investment in public equity financing in which the Company sold 1,835,000 shares of common stock at a purchase price of $50.00 per share and, in lieu of shares of common stock, pre-funded warrants to purchase up to an aggregate of 2,165,042 shares of common stock, at a purchase price of $49.999 per pre-funded warrant, to certain institutional accredited investors. The pre-funded warrants are immediately exercisable until exercised in full at a price of $0.001 per share of common stock. The aggregate gross proceeds to the Company are approximately $200.0 million. Net proceeds, after deducting commissions and other offering expenses, are expected to total approximately $189.5 million.